INCOME TAXES (Significant components of deferred income tax assets and liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Jan. 01, 2017	Jan. 03, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax assets	$ (67,200)	$ (27,500)
Net deferred tax assets	0	1,500
Deferred tax liabilities	(3,713)	0
Deferred income taxes	(3,713)	1,500	$ 2,793
Before Offset Amount [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax assets	(67,152)	(27,529)
Net deferred tax assets	30,231	110,857
Deferred tax liabilities	(33,944)	(109,357)
Deferred income taxes	(3,713)	1,500
Before Offset Amount [Member] | Temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	97,383	138,386
Before Offset Amount [Member] | Non-capital losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	75,433	76,345
Before Offset Amount [Member] | Non-deductible reserves and accruals
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	5,712	49,856
Before Offset Amount [Member] | Property, plant and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	9,629	7,239
Deferred tax liabilities	(24,239)	(32,703)
Before Offset Amount [Member] | Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	6,609	4,946
Before Offset Amount [Member] | Intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	$ (9,705)	$ (76,654)